Shareholders’ equity	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Shareholders’ equity

Note 13 – Shareholders’ equity

Ordinary shares

CDT Cayman was established under the laws of Cayman Islands on November 28, 2016. The authorized number of ordinary shares was 38,000,000 shares with a par value of HK$0.01.

On October 15, 2019, the shareholders of the Company resolved to create an additional 50,000,000 of the authorized ordinary shares with a par value of US$ 0.001 (the “Increase in Share Capital”). Following the Increase in Share Capital, the Company newly issued 23,000,000 ordinary shares with a par value of US$0.001 (the “USD Shares Issued”). Following the USD Shares Issued, the Company repurchased and cancelled 900,000 of the outstanding ordinary shares with a par value of HK$0.01 then issued and outstanding as well as cancelled 38,000,000 of the authorized ordinary shares with a par value of HK$ 0.01.

The Company considered the above transactions as a 25.56-for-1 split of its ordinary shares and deemed the cancellation of 900,000 original ordinary shares with par value of HK$ 0.01 and the new issuance of 23,000,000 ordinary shares with par value of US$0.001 were part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to FASB ASC 260 “Earnings Per Share”.

On December 30, 2020, the shareholders of the Company resolved to divide 50,000,000 of the authorized ordinary shares with a par value of US$ 0.001 (the “Decrease in Share Capital”) into 20,000,000 of the authorized ordinary shares with a par value of US$0.0025. Following the Decrease in Share Capital, the Company’s existing 23,000,000 ordinary shares with a par value of US$0.001 were divided into 9,200,000 ordinary shares with a par value of US$0.0025. The Company considered the above transactions as a 1-for-2.5 reverse split of its ordinary shares. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to FASB ASC 260. All share and per share amounts used herein and in the accompanying unaudited condensed consolidated financial statements have been retroactively adjusted to reflect the share split.

On April 22, 2024, the Company completed the initial public offering (“IPO”) of 1,500,000 ordinary shares at an initial public offering price of $4.00 per share, resulting in net proceeds to the Company of approximately $4.3 million after deducting underwriting discounts and commissions and other expenses, and including net proceeds in the amount of $600,000 that were placed in an escrow account for 24-months following the closing of the IPO.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Shenzhen CDT and its subsidiaries (collectively “CDT PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CDT PRC entities.

CDT PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, CDT PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. CDT PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, CDT PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict CDT PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2025 and December 31, 2024, amounts restricted are the paid-in-capital and statutory reserve of CDT PRC entities, which amounted to $8,363,495 and $8,260,051, respectively.

Statutory reserves

For the six months ended June 30, 2025 and 2024, CDT PRC entities collectively attributed $233,780 and $203,372 of retained earnings for their statutory reserves, respectively.

Share-based compensation

On March 26, 2024, the Company entered into a marketing services agreement with Outside the Box LLC (“OTB”), a branding and communications consultancy, to provide marketing and investor awareness services over the period from March 25, 2024 to September 25, 2024. Pursuant to the terms of the agreement, the Company agreed to compensate OTB with a cash payment of $100,000 and an issuance of ordinary shares valued at $200,000, both contingent upon the completion of the Company’s initial public offering (“IPO”). Following the completion of the IPO on April 22, 2024, the Company settled the cash obligation using IPO proceeds and issued 50,000 ordinary shares to OTB.

On May 5, 2024, the Company entered into a services agreement with TraDigital Marketing Group, LLC (“TraDigital”), a Delaware limited liability company specializing in digital marketing and investor relations. Pursuant to the agreement, TraDigital was engaged to provide digital marketing services over a six-month term ending November 4, 2024. As consideration for such services, the Company agreed to pay a monthly service fee of $7,500 during the term of the agreement and issued 75,000 ordinary shares to TraDigital on May 5, 2024, the effective date of the agreement.

On February 13, 2025, the Board of Directors of the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which became effective on the same date. The 2025 Plan authorizes the issuance of up to 1,500,000 Class A ordinary shares and is intended to provide equity-based compensation to employees, directors, and consultants of the Company and its affiliates. Awards under the 2025 Plan may include non-qualified stock options, incentive stock options, restricted stock awards, and unrestricted stock awards. As of June 30, 2025, a total of 1,500,000 Class A ordinary shares had been issued to one employee and two consultants pursuant to the 2025 Plan. The Company determined the aggregate fair value of the equity-based compensation granted to be $2,145,000, which was recorded as share-based compensation expense for the six months ended June 30, 2025.

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Shareholders’ equity

Note 14 – Shareholders’ equity

Ordinary shares

CDT Cayman was established under the laws of Cayman Islands on November 28, 2016. The authorized number of ordinary shares was 38,000,000 shares with a par value of HK$0.01.

On October 15, 2019, the shareholders of the Company resolved to create an additional 50,000,000 of the authorized ordinary shares with a par value of US$ 0.001 (the “Increase in Share Capital”). Following the Increase in Share Capital, the Company newly issued 23,000,000 ordinary shares with a par value of US$0.001 (the “USD Shares Issued”). Following the USD Shares Issued, the Company repurchased and cancelled 900,000 of the outstanding ordinary shares with a par value of HK$0.01 then issued and outstanding as well as cancelled 38,000,000 of the authorized ordinary shares with a par value of HK$ 0.01.

The Company considered the above transactions as a 25.56-for-1 split of its ordinary shares and deemed the cancellation of 900,000 original ordinary shares with par value of HK$ 0.01 and the new issuance of 23,000,000 ordinary shares with par value of US$0.001 were part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to FASB ASC 260 “Earnings Per Share”.

On December 30, 2020, the shareholders of the Company resolved to divide 50,000,000 of the authorized ordinary shares with a par value of US$ 0.001 (the “Decrease in Share Capital”) into 20,000,000 of the authorized ordinary shares with a par value of US$0.0025. Following the Decrease in Share Capital, the Company’s then existing 23,000,000 ordinary shares with a par value of US$0.001 were divided into 9,200,000 ordinary shares with a par value of US$0.0025. The Company considered the above transactions as a 1-for-2.5 reverse split of its ordinary shares. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to FASB ASC 260. All share and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect the share split.

On April 22, 2024, the Company completed the initial public offering (“IPO”) of 1,500,000 ordinary shares at an initial public offering price of $4.00 per share, resulting in net proceeds to the Company of approximately $4.3 million after deducting underwriting discounts and commissions and other expenses, and including net proceeds in the amount of $600,000 that were placed in an escrow account for 24-months following the closing of the IPO.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Shenzhen CDT and its subsidiaries (collectively “CDT PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CDT PRC entities.

CDT PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, CDT PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. CDT PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, CDT PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict CDT PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024 and 2023, amounts restricted are the paid-in-capital and statutory reserve of CDT PRC entities, which amounted to $8,260,051 and $7,888,981, respectively.

Statutory reserves

For the years ended December 31, 2024, 2023, and 2022, CDT PRC entities collectively attributed $240,734, $796,316 and $634,911 of retained earnings for their statutory reserves, respectively.

Stock-based compensation

On March 26, 2024, the Company entered into a marketing services agreement with Outside the Box LLC (“OTB”), a branding and communications consultancy, to provide marketing and investor awareness services over the period from March 25, 2024 to September 25, 2024. Pursuant to the terms of the agreement, the Company agreed to compensate OTB with a cash payment of $100,000 and an issuance of ordinary shares valued at $200,000, both contingent upon the completion of the Company’s initial public offering (“IPO”). Following the completion of the IPO on April 22, 2024, the Company settled the cash obligation using IPO proceeds and issued 50,000 ordinary shares to OTB.

On May 5, 2024, the Company entered into a services agreement with TraDigital Marketing Group, LLC (“TraDigital”), a Delaware limited liability company specializing in digital marketing and investor relations. Pursuant to the agreement, TraDigital was engaged to provide digital marketing services over a six-month term ending November 4, 2024. As consideration for such services, the Company agreed to pay a monthly service fee of $7,500 during the term of the agreement and issued 75,000 ordinary shares to TraDigital on May 5, 2024, the effective date of the agreement.